Future Minimum Time Charter Revenue, detail (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Future Minimum Time Charter Revenue
2017	$ 56,590
2018	34,220
2019	30,866
2020	30,776
2021	30,555
Thereafter	102,598
Total	$ 285,605